Share-based payments charge	12 Months Ended
Dec. 31, 2019
Disclosure of share-based payment arrangements [Abstract]
Share-based payments charge
Share-based payments charge
The Company operates various share based payment incentive schemes for its staff.
In accordance with IFRS 2 "Share Based Payments," the cost of equity-settled transactions is measured by reference to their fair value at the date at which they are granted. Where equity-settled transactions were entered into with third party service providers, fair value is determined by reference to the value of the services provided. For other equity-settled transactions fair value is determined using the Black-Scholes model. The cost of equity-settled transactions is recognized over the period until the award vests. No expense is recognized for awards that do not ultimately vest. At each reporting date, the cumulative expense recognized for equity-based transactions reflects the extent to which the vesting period has expired and the number of awards that, in the opinion of the Directors at that date, will ultimately vest.
The costs of equity-settled share-based payments to employees are recognized in the Statement of Comprehensive Income, together with a corresponding increase in equity during the vesting period. During the twelve months ended December 31, 2019, the Company recognized a share-based payment expense of £2.44 million (2018: £2.90 million). The charge is included within both general and administrative costs as well as in research and development costs and represents the current year's allocation of the expense for relevant share options.
The Company operates an Unapproved Share Option Scheme under which options were issued before 31 December 2016. The Company also operates a tax efficient EMI Option Scheme under which options were issued before 31 December 2016. In 2017 the Company commenced the 2017 Incentive Award Plan under which the Company grants share options and Restricted Stock Units ("RSUs") to employees and directors.
Since 2017 options are issued with an exercise price at the share price the evening before the date of issue. They vest over terms of one to four years.
RSUs also vest over terms of one to four years. In the year ended December 31, 2019, the Company modified the terms of all the RSUs issued prior January 1, 2019, to include a market based performance condition. The Company's share price must be maintained above £2 for thirty days for the RSUs to vest, in addition to the existing service condition. The RSUs vest after a five year term irrespective of whether the £2 market condition was met. This modification did not result in an increase in the fair value of the RSUs. The RSUs issued in the year ended December 31, 2019, also include the same market condition and five year term.
In the year ended December 31, 2019, under the 2017 Incentive Award Plan, the Company granted 5,569,050 (2018: 2,090,847) share options and 740,496 RSUs (2018: 273,390). The total fair values of the options and RSUs were estimated using the Black-Scholes option-pricing model for equity-settled transactions and amounted to £2.25 million (2018: £2.32 million). The cost is amortized over the vesting period of the options and RSUs on a straight-line basis.The following assumptions were used for the Black-Scholes valuation of share options and RSUs granted in 2018 and 2019. For the options granted under the Unapproved Scheme the table indicates the ranges used in determining the fair-market values, aligning with the various dates of the underlying grants. The volatility is calculated using historical weekly averages of the Company's share price over a period that is in line with the expected life of the options and RSUs.

Issued in 2018	Unapproved Scheme	Restricted Stock Units
Options granted	2,090,847	273,390
Risk-free interest rate	1.08% - 1.22%	1.08% - 1.22%
Expected life of options	5.5 - 7 years	5.5 - 7 years
Annualized volatility	69.88% -71.35%	69.88% -71.35%
Dividend rate	0.00%	0.00%
Vesting period	1 to 4 years	1 to 4 years

Issued in 2019	Unapproved Scheme	Restricted Stock Units
Options granted	5,569,050	740,496
Risk-free interest rate	0.39% - 0.82%	0.76% - 0.82%
Expected life of options	5.5 - 7 years	5.5 - 7 years
Annualized volatility	67.98% - 69.71%	63.82% - 69.71%
Dividend rate	0.00%	0.00%
Vesting period	1 to 4 years	1 to 4 years

The Company had the following share options movements in the year ended December 31, 2019:

Year of issue	Exercise price (£)	At January 1, 2019	Options granted	Options forfeited	Options expired	At December 31, 2019	Expiry date
2012	2.50 - 7.50	99,993	—	—	—	99,993	June 1, 2022
2013	2	99,990	—	—	(19,998)	79,992	April 15, 2023
2013	2.00	159,999	—	—	—	159,999	July 29, 2023
2014	1.75	109,998	—	—	—	109,998	May 15, 2024
2014	1.75	49,998	—	—	—	49,998	May 15, 2024	*
2015	1.25	41,997	—	—	—	41,997	January 29, 2025	*
2015	1.25	549,999	—	—	—	549,999	January 29, 2025
2016	2	240,000	—	—	—	240,000	February 2, 2026
2016	2.00	21,996	—	—	—	21,996	February 2, 2026	*
2016	1.80	676,664	—	—	—	676,664	August 3, 2026
2016	1.89	299,997	—	—	—	299,997	September 13, 2026
2016	2.04	300,000	—	—	—	300,000	September 16, 2026
2017	1.32 - 1.525	4,093,164	—	—	—	4,093,164	April 26, 2027
2018	1.46	2,008,319	—	(34,614)	—	1,973,705	March 8, 2028
2019	570.00	—	3,903,050	(87,356)	—	3,815,694	March 29, 2029
2019	595.00	—	346,000	—	—	346,000	June 11, 2029
2019	457.00	—	100,000	—	—	100,000	August 22, 2029
2019	0.436	—	720,000	—	—	720,000	November 6, 2029
2019	445.00	—	500,000	—	—	500,000	November 26, 2029
Total		8,752,114	5,569,050	(121,970)	(19,998)	14,179,196

*	Options granted under the EMI Scheme.
The Company had the following RSU movements in the year ended December 31, 2019:

Year of issue	Exercise price (£)	At January 1, 2019	Units granted	Units vested	Units forfeited	At December 31, 2019	Expiry date
2017		729,987	—	—	—	729,987	April 26, 2027
2018		132,486	—	—	—	132,486	March 8, 2028
2019			740,496	—	—	740,496	March 29, 2027
Total		862,473	740,496	—	—	1,602,969

Outstanding and exercisable share options by scheme as of December 31, 2019:

Plan	Outstanding	Exercisable	Weighted average exercise price in £ for Outstanding	Weighted average exercise price in £ for Exercisable
Unapproved	13,965,212	5,552,293	1.12	1.55
EMI	213,984	213,984	3.06	3.06
Total	14,179,196	5,766,277	1.15	1.61
As of December 31, 2019 there were no restricted share options exercisable (2018: nil) and there is no exercise price for restricted share options.
The options outstanding at December 31, 2019 had a weighted average remaining contractual life of 7.7 years (2018: 8.0 years). For 2018 and 2019, the number of options granted and expired and the weighted average exercise price of options were as follows:

	Number of options	Weighted average exercise price (£)
At January 1, 2018	7,527,458	1.53
Options granted in 2018:
Employees	1,222,089	1.46
Directors	868,758	1.46
Options forfeited in the year	(799,524)	1.43
Options expired in the year	(66,667)	1.75
At December 31, 2018	8,752,114	1.53
Exercisable at December 31, 2018	3,542,884	1.66

	Number of options	Weighted average exercise price (£)
At January 1, 2019	8,752,114	1.53
Options granted in 2019:
Employees	4,042,106	0.55
Directors	1,526,944	0.53
Options forfeited in the year	(121,970)	0.82
Options expired in the year	(19,998)	2.00
At December 31, 2019	14,179,196	1.15
Exercisable at December 31, 2019	5,766,277	1.60

The following table shows the number of RSUs issued, exercised and forfeited in 2018. The fair value of each unvested RSU at grant date was £1.46.

Number of RSUs
At January 1, 2018	1,052,236
Granted:
Employees	136,404
Directors	136,986
RSUs vested in the year	(309,237)
RSUs forfeited in the year	(153,916)
At December 31, 2018	862,473
The following table shows the number of RSUs issued in 2019. There were no RSUs forfeited, canceled or vested in 2019. The fair value of each unvested RSU granted in 2019 was £0.57.

Number of RSUs
At January 1, 2019	862,473
Granted:
Employees	474,072
Directors	266,424
RSUs vested in the year	—
RSUs forfeited in the year	—
At December 31, 2019	1,602,969